Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 30, 2020
Entity Registrant Name	GUARDIAN VARIABLE PRODUCTS TRUST
Entity Central Index Key	0001668512
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 30, 2020
Document Effective Date	Dec. 30, 2020
Prospectus Date	Dec. 30, 2020